STATEMENT OF SHAREHOLDERS' DEFICIT	6 Months Ended
Dec. 31, 2021 USD ($) shares
Class A ordinary shares | Ordinary shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at the beginning	$ 0
Balance at the beginning (in shares) | shares	0
Sale of 8,000,000 Private Placement Units to Sponsor, net of offering costs	$ 80
Sale of 8,000,000 Private Placement Units to Sponsor, net of offering costs (in shares) | shares	800,000
Balance at the end	$ 80
Balance at the end (in shares) | shares	800,000
Class B ordinary shares | Ordinary shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at the beginning	$ 0
Balance at the beginning (in shares) | shares	0
Issuance of Class B ordinary shares to Sponsor	$ 633
Issuance of Class B ordinary shares to Sponsor (in shares) | shares	6,325,000
Balance at the end	$ 633
Balance at the end (in shares) | shares	6,325,000
Additional Paid-in Capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at the beginning	$ 0
Issuance of Class B ordinary shares to Sponsor	24,367
Proceeds allocated to public warrants, net of offering costs	10,374,045
Proceeds allocated to Rights, net of offering costs	9,539,354
Sale of 8,000,000 Private Placement Units to Sponsor, net of offering costs	7,980,956
Accretion of Class A ordinary shares subject to redemption amount	(27,918,722)
Balance at the end	0
Accumulated Deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at the beginning	0
Accretion of Class A ordinary shares subject to redemption amount	(6,510,444)
Net income (loss)	(110,338)
Balance at the end	(6,620,782)
Balance at the beginning	0
Issuance of Class B ordinary shares to Sponsor	25,000
Proceeds allocated to public warrants, net of offering costs	10,374,045
Proceeds allocated to Rights, net of offering costs	9,539,354
Sale of 8,000,000 Private Placement Units to Sponsor, net of offering costs	7,981,036
Accretion of Class A ordinary shares subject to redemption amount	(34,429,166)
Net income (loss)	(110,338)
Balance at the end	$ (6,620,069)